Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unissued common stock reserved for future stock option grants	723,000
Closing stock price	$ 29.48
Weighted average remaining contractual term of options, outstanding	3 years 2 months 12 days
Weighted average remaining contractual term of options, exercisable	3 years 1 month 6 days
Payments related to RSUs and stock options for the employees' tax obligations to taxing authorities	$ 161,000	$ 164,000
Weighted average expense recognition period	2 years 4 months 24 days
Excess tax benefits realized	3,200,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of RSU awards that vested	1,100,000
Shares withheld for RSUs	5,327	2,210
Stock option exercise net-share settled	7,606
Payments related to RSUs and stock options for the employees' tax obligations to taxing authorities	161,000	164,000
Total unrecognized compensation expense related to non-vested stock options	$ 2,700,000
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options granted	10 years
Maximum [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of the options and RSU's granted	4 years